STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%
Advertising - .1%
Lamar Media, Gtd. Notes	3.63	1/15/2031	1,889,000	[a]	1,907,890
Aerospace & Defense - .6%
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,568,288
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	2,039,000		2,692,440
				10,260,728
Agriculture - 1.0%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,596,787
Archer-Daniels-Midland, Sr. Unscd. Notes	3.25	3/27/2030	2,616,000		2,955,204
BAT Capital, Gtd. Notes	3.98	9/25/2050	5,993,000		6,046,261
BAT International Finance, Gtd. Notes	1.67	3/25/2026	1,998,000		2,030,469
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,570,426
				16,199,147
Airlines - 1.6%
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,599,000	[a]	1,731,028
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	165,750		168,133
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	249,032		246,214
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,178,528		2,169,662
British Airways Pass Through Trust, Sr. Scd. Notes	4.25	11/15/2032	1,061,000	[a]	1,147,157
Delta Air Lines, Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	768,593
Delta Air Lines, Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	2,227,480
Hawaiian Brand Intellectual Property, Sr. Scd. Notes	5.75	1/20/2026	701,000	[a]	730,792
JetBlue Pass Through Trust, Sr. Scd. Notes, Ser. 1A	4.00	11/15/2032	7,951,000		8,710,782
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	140,814		141,027
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,030,190		1,081,579
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,549,779		2,516,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Airlines - 1.6% (continued)
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,869,681		2,093,475
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,505,599		1,475,915
				25,208,697
Asset-Backed Certificates - 1.1%
BCC Funding XVII, Ser. 2020-1, Cl. A2	0.91	8/20/2025	1,236,000	[a]	1,241,664
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,438,818	[a]	3,513,674
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	60,295	[a]	61,913
ITE Rail Fund Levered, Ser. 2021-1A, Cl. A	2.25	2/28/2051	1,356,000	[a]	1,360,054
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	999,005	[a]	1,007,992
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	38,180	[a]	38,689
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.50	4/25/2023	125,000	[a,b]	122,182
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.78	8/25/2025	125,000	[a,b]	122,768
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	14,373	[a]	14,478
SoFi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	6,606	[a]	6,621
SoFi Consumer Loan Program, Ser. 2017-4, Cl. B	3.59	5/26/2026	1,905,000	[a]	1,937,132
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	151,833
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	2,237,584	[a]	2,261,046
TIF Funding II, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,703,000	[a]	3,713,185
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	1,202,834	[a]	1,212,166
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	71,707	[a]	72,164
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	897,249	[a]	863,409
				17,700,970
Asset-Backed Ctfs./Auto Receivables - 1.1%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,287,585
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	24,859	[a]	24,927
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	78,799	[a]	78,881

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Asset-Backed Ctfs./Auto Receivables - 1.1% (continued)
Exeter Automobile Receivables Trust, Ser. 2021-1A, Cl. A2	0.30	6/15/2023	3,313,000		3,316,379
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,612,919
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,790,838
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,947,223
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	596,436	[a]	604,932
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,809,155
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. A2	2.72	1/20/2022	1,255,870	[a]	1,258,051
				16,730,890
Asset-Backed Ctfs./Student Loans - .9%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	5,492,940	[a]	5,653,665
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	18,775	[a]	19,186
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	140,816	[a]	142,503
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	1,358,796	[a]	1,383,308
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	1,551,000	[a]	1,562,157
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	757,261
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	1.28	5/15/2026	660,050	[a,b]	661,500
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	2,256,383	[a]	2,292,297
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	181,220	[a]	189,860
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.88	10/15/2035	102,869	[a,b]	103,208
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,282,577
SoFi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	20,890	[a]	20,916
				15,068,438
Automobiles & Components - 2.2%
Allison Transmission, Gtd. Notes	3.75	1/30/2031	1,363,000	[a]	1,358,032
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	3,555,000		3,987,821
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,302,000		1,588,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Automobiles & Components - 2.2% (continued)
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/2021	2,796,000		2,802,727
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,218,035
General Motors, Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		3,029,533
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		7,830,542
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,787,239
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	1.33	11/6/2021	6,513,000	[b]	6,541,780
				35,144,195
Banks - 7.1%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	730,293
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	934,898
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,642,989
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		369,897
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		645,769
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,437,585
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,362,175
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,842,335
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		261,324
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,981,986
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,266,899
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[c]	4,008,090
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		3,133,994
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,680,952
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		210,117
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,076,068
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		236,980
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	3,026,797
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2023	1,977,000	[a]	2,054,853
Discover Bank, Sr. Unscd. Notes	2.70	2/6/2030	4,050,000		4,296,682
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,534,204
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a,c]	553,312
HSBC Holdings, Jr. Sub. Notes	4.60	12/17/2030	6,823,000	[c]	6,933,874
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,686,510
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,924,613
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. CC	4.63	11/1/2022	211,000	[c]	208,768
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		272,799
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		5,639,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Banks - 7.1% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		3,040,315
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,771,753
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	1.06	7/16/2023	3,983,000	[b]	4,015,453
Morgan Stanley, Jr. Sub. Debs., Ser. H, 3 Month LIBOR +3.61%	3.85	4/15/2021	2,710,000	[b,c]	2,706,666
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,669,311
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		8,202,111
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,912,228
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		202,663
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		795,025
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,380,704
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.82	11/29/2023	1,125,000	[b]	1,165,762
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	1.97	10/28/2027	250,000	[b]	263,479
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,392,674
Wells Fargo & Co., Jr. Sub. Notes	3.90	3/15/2026	6,274,000	[c]	6,277,921
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,246,446
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,669,361
Westpac Banking, Sub. Notes	2.67	11/15/2035	4,651,000		4,704,068
				113,369,769
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		701,544
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,372,817
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,712,564
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,262,238
				8,049,163
Building Materials - .8%
Carrier Global, Sr. Unscd. Notes	2.72	2/15/2030	2,982,000		3,163,084
CEMEX, Sr. Scd. Notes	3.88	7/11/2031	3,648,000	[a]	3,657,120
CEMEX, Sr. Scd. Notes	5.20	9/17/2030	4,230,000	[a]	4,605,412
CEMEX, Sr. Scd. Notes	7.38	6/5/2027	285,000	[a]	322,050
SRM Escrow Issuer, Sr. Scd. Notes	6.00	11/1/2028	1,552,000	[a]	1,633,752
				13,381,418

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Chemicals - 1.1%
Alpek, Gtd. Notes	4.50	11/20/2022	2,372,000	[a]	2,494,253
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	157,537
Braskem Idesa, Sr. Scd. Notes	7.45	11/15/2029	2,732,000	[a]	2,660,394
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	4,156,450
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a]	3,454,043
INEOS Quattro Finance 2, Sr. Scd. Notes	3.38	1/15/2026	200,000	[a]	201,125
Kraton Polymers, Gtd. Notes	4.25	12/15/2025	1,806,000	[a]	1,817,287
Nutrition & Biosciences, Gtd. Notes	1.83	10/15/2027	1,245,000	[a]	1,277,558
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	808,076
				17,026,723
Collateralized Loan Obligations Debt - 1.6%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	2.62	7/20/2028	275,000	[a,b]	275,353
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	1.12	12/15/2027	130,215	[a,b]	129,650
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.28	6/15/2028	415,000	[a,b]	417,302
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	2.04	1/15/2032	5,000,000	[a,b]	5,023,910
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 3 Month LIBOR +1.55%	1.77	11/15/2029	1,800,000	[a,b]	1,800,554
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	2.02	7/26/2029	340,000	[a,b]	340,001
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25% @ Floor	3.25	5/5/2032	6,030,000	[a,b]	6,051,069
GPMT, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.48	2/22/2036	6,132,000	[a,b]	6,107,472
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	2.47	7/20/2029	340,000	[a,b]	340,086
KREF CLO, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	2.13	6/15/2036	2,062,500	[a,b]	2,071,230
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.26	5/15/2028	54,231	[a,b]	54,245
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	2.42	4/20/2032	3,500,500	[a,b]	3,506,076
				26,116,948

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Commercial & Professional Services - .7%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,481,634
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	220,542
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		933,604
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	3,965,923
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,111,276
Prime Security Services Borrower, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,162,379
				10,875,358
Commercial Mortgage Pass-Through Ctfs. - 1.4%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	378,058	[a]	387,916
AREIT Trust, Ser. 2018-CRE2, Cl, C, 1 Month LIBOR +1.90%	2.03	11/14/2035	3,993,628	[a,b]	3,988,166
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,980,306
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.23	7/15/2030	19,735	[a,b]	19,050
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		66,952
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,822,275
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	711,214
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	892,326
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	1.03	12/22/2069	868,933	[a,b]	872,958
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.28	10/15/2030	540,000	[a]	377,100
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.18	4/14/2037	2,472,011	[a,b]	2,480,436
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	112	[a]	113
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,671,090	[a]	1,726,597
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,640,274		1,670,744
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	1,648,351	[a]	1,684,024
				22,680,177
Consumer Discretionary - .3%
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	2,379,000		2,762,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Consumer Discretionary - .3% (continued)
Wyndham Destinations, Sr. Scd. Notes	6.63	7/31/2026	1,329,000	[a]	1,485,888
				4,248,880
Consumer Durables & Apparel - .2%
VF, Sr. Unscd. Notes	2.80	4/23/2027	2,137,000		2,342,497
Consumer Staples - .2%
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	2,703,000		2,851,611
Diversified Financials - 1.3%
AerCap Global Aviation Trust, Gtd. Notes	4.63	10/15/2027	7,406,000		8,390,664
AerCap Global Aviation Trust, Gtd. Notes	6.50	7/15/2025	2,354,000		2,790,533
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,656,670
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,928,652
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		168,763
				19,935,282
Energy - 5.2%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	653,008
Aker BP, Sr. Unscd. Notes	4.00	1/15/2031	6,274,000	[a]	6,752,621
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	1,131,080
CVR Energy, Gtd. Bonds	5.25	2/15/2025	3,851,000	[a]	3,778,601
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		596,347
Ecopetrol, Sr. Unscd. Notes	6.88	4/29/2030	2,654,000		3,307,547
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	1,690,000		1,777,116
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		256,979
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	1,703,000		1,767,963
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,118,130
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,582,772
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		63,644
Exxon Mobil, Sr. Unscd. Notes	3.48	3/19/2030	10,045,000		11,407,710
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		767,141
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,385,440
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		330,075
Leviathan Bond, Sr. Scd. Notes	6.13	6/30/2025	5,029,000	[a]	5,569,316
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	365,876
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		625,449

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Energy - 5.2% (continued)
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		976,194
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		193,368
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		598,266
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		6,108,904
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,378,602
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,957,195
Parkland, Gtd. Notes	5.88	7/15/2027	780,000	[a]	836,062
Petrobras Global Finance, Gtd. Notes	5.60	1/3/2031	2,468,000		2,758,607
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		675,617
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	2,835,000		2,375,418
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		203,684
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,826,583
Saudi Arabian Oil, Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,988,350
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,175,050
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000		4,782,950
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		197,090
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,076,791
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,205,543
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,739,312
				83,290,401
Environmental Control - .1%
GFL Environmental, Sr. Scd. Notes	3.50	9/1/2028	1,712,000	[a]	1,686,868
Food Products - 2.1%
Albertsons, Gtd. Notes	3.50	3/15/2029	3,130,000	[a]	3,094,787
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,971,472
Kraft Heinz Foods, Gtd. Notes	5.50	6/1/2050	2,535,000		3,127,087
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		2,149,213
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	3,199,000	[a]	3,190,203
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	1,952,000		2,112,318
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,720,154
SEG Holding, Sr. Scd. Notes	5.63	10/15/2028	382,000	[a]	408,167
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	3,742,000	[a]	3,861,276
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		7,241,571
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		295,348
United Natural Foods, Gtd. Notes	6.75	10/15/2028	4,202,000	[a]	4,448,867
				33,620,463

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Foreign Governmental - 1.2%
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,506,923
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		3,260,092
Morocco, Sr. Unscd. Bonds	3.00	12/15/2032	3,842,000	[a]	3,875,003
Oman, Sr. Unscd. Notes	6.25	1/25/2031	2,130,000	[a]	2,261,615
Oman, Sr. Unscd. Notes	7.00	1/25/2051	2,310,000	[a]	2,341,012
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,858,582
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	2,372,875
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,350,029
				18,826,131
Forest Products & Paper - .6%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,600,162
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,628,277
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,492,619
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,611,053
				9,332,111
Health Care - 3.6%
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,876,546
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		2,452,818
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,778,356
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	4,288,609
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,747,747
Bausch Health, Gtd. Notes	5.00	2/15/2029	121,000	[a]	124,089
Bausch Health, Gtd. Notes	5.00	1/30/2028	223,000	[a]	230,036
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,946,419
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	402,757
Bayer US Finance II, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	2,181,437
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,750,577
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,635,189
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,179,149
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		2,001,233
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	914,000		1,074,355
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		917,951
DaVita, Gtd. Notes	3.75	2/15/2031	5,021,000	[a]	4,989,619
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,522,393
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		278,156
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	4,242,000	[a]	4,302,772
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,512,622
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		2,975,539
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,993,668

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Health Care - 3.6% (continued)
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	419,000	[a]	439,099
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	7.13	1/31/2025	1,621,000		1,787,995
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,349,442
Utah Acquisition Sub, Gtd. Notes	3.15	6/15/2021	1,060,000		1,068,277
				57,806,850
Industrial - 1.7%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		5,339,941
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,815,758
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	2,342,000		2,602,834
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	214,000		242,159
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	2,854,000		3,302,161
General Electric, Sr. Unscd. Notes	5.88	1/14/2038	1,530,000		2,047,031
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	894,000	[a]	912,056
Penske Truck Leasing, Sr. Unscd. Notes	1.20	11/15/2025	5,970,000	[a]	6,008,211
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,701,001
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	75,816
				27,046,968
Information Technology - .9%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,806,000		3,167,053
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,059,383
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		10,179,001
				14,405,437
Insurance - 3.2%
Allianz, Jr. Sub. Notes	3.50	11/17/2025	4,000,000	[a,c]	4,047,520
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		4,140,458
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		5,115,275
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,538,848
Brighthouse Financial, Sr. Unscd. Notes	5.63	5/15/2030	1,971,000		2,417,928
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		320,133
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,869,007
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	236,061
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	9,656,549
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,992,447
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	155,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Insurance - 3.2% (continued)
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.27	5/15/2055	3,110,000	[b]	3,053,631
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,692,807
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		307,453
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		3,078,870
				51,622,272
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,655,322
Cablevision Lightpath, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	201,270
				3,856,592
Materials - .4%
Berry Global, Sr. Scd. Notes	0.95	2/15/2024	6,604,000	[a]	6,623,845
Media - 3.0%
AMC Networks, Gtd. Notes	4.25	2/15/2029	6,494,000		6,472,959
Cable One, Gtd. Notes	4.00	11/15/2030	471,000	[a]	484,120
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	408,328
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	6,305,162
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,760,071
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	4,289,000		5,452,548
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		65,259
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		725,058
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,331,248
CSC Holdings, Gtd. Notes	3.38	2/15/2031	2,801,000	[a]	2,736,857
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,918,875
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,684,149
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,387,669
Gray Television, Gtd. Notes	4.75	10/15/2030	125,000	[a]	124,494
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	497,941
Scripps Escrow II, Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	266,499
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,370,114
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	4,222,000		4,466,467
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,974,894
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		3,152,108
Virgin Media Finance, Gtd. Notes	5.00	7/15/2030	397,000	[a]	409,220
				46,994,040
Metals & Mining - 1.8%
Anglo American Capital, Gtd. Notes	2.63	9/10/2030	3,251,000	[a]	3,341,428
AngloGold Ashanti Holdings, Gtd. Notes	3.75	10/1/2030	2,163,000		2,321,127
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes	3.15	1/15/2051	8,518,000	[a]	8,384,409

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Metals & Mining - 1.8% (continued)
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,310,806
IAMGOLD, Gtd. Notes	5.75	10/15/2028	3,272,000	[a]	3,356,908
Industrias Penoles, Sr. Unscd. Notes	4.75	8/6/2050	1,264,000	[a]	1,427,688
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,292,167
Steel Dynamics, Sr. Unscd. Notes	2.80	12/15/2024	1,348,000		1,449,227
Teck Resources, Sr. Unscd. Notes	6.13	10/1/2035	2,000,000		2,548,524
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,833,236
				28,265,520
Municipal Securities - .5%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		6,044,374
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		468,731
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,365,865
				7,878,970
Real Estate - 1.5%
American Tower, Sr. Unscd. Notes	2.75	1/15/2027	7,000,000		7,556,872
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,959,222
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	328,286
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,927,230
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	9,652,479
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,252,436
WEA Finance, Gtd. Notes	4.63	9/20/2048	148,000	[a]	154,588
				23,831,113
Retailing - 1.1%
7-Eleven, Sr. Unscd. Notes	0.95	2/10/2026	3,039,000	[a]	3,042,410
7-Eleven, Sr. Unscd. Notes	2.50	2/10/2041	1,742,000	[a]	1,720,982
Lowe's, Sr. Unscd. Notes	3.00	10/15/2050	2,299,000		2,349,244
McDonald's, Sr. Unscd. Notes	2.13	3/1/2030	2,828,000		2,922,577
Murphy Oil USA, Gtd. Notes	3.75	2/15/2031	643,000	[a]	644,607
Penske Automotive Group, Gtd. Notes	3.50	9/1/2025	3,291,000		3,369,326
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,856,155
				16,905,301
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	1,130,569
Broadcom, Gtd. Notes	4.15	11/15/2030	7,264,000		8,244,299
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000		6,782,527
Broadcom, Gtd. Notes	4.75	4/15/2029	6,329,000		7,409,379
Lam Research, Sr. Unscd. Notes	1.90	6/15/2030	2,546,000		2,608,183
NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	471,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 1.8% (continued)
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,997,023
				28,643,001
Technology Hardware & Equipment - 1.2%
Apple, Sr. Unscd. Notes	2.55	8/20/2060	4,285,000		4,113,513
Apple, Sr. Unscd. Notes	2.65	5/11/2050	6,816,000		6,906,167
Dell International, Sr. Scd. Notes	5.85	7/15/2025	1,233,000	[a]	1,465,323
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,527,787
Dell International, Sr. Scd. Notes	8.35	7/15/2046	2,224,000	[a]	3,312,406
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		953,456
Seagate HDD Cayman, Gtd. Notes	3.13	7/15/2029	1,303,000	[a]	1,264,790
				19,543,442
Telecommunication Services - 2.5%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,301,254
AT&T, Sr. Unscd. Notes	3.55	9/15/2055	1,901,000	[a]	1,823,086
AT&T, Sr. Unscd. Notes	3.65	6/1/2051	15,306,000		15,381,607
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,116,724
Frontier Communications, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,320,251
Frontier Communications, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	178,711
Kenbourne Invest, Gtd. Notes	4.70	1/22/2028	3,072,000	[a]	3,110,400
Qwest, Sr. Unscd. Notes	6.75	12/1/2021	1,468,000		1,539,235
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,116,290
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,279,295
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,399,761
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,223,148
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		5,248,614
				40,038,376
Transportation - .2%
Simpar Europe, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	3,637,491
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		116,012
				3,753,503
U.S. Government Agencies Mortgage-Backed - 19.0%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	17,089,660	[d]	17,226,669
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036			15,000,000	[d]	15,391,521
2.00%, 9/1/2050			10,725,659	[d]	11,085,354
2.50%, 7/1/2050-10/1/2050			12,974,864	[d]	13,682,558
3.00%, 9/1/2047-7/1/2050			21,512,484	[d]	22,682,529
3.50%, 8/1/2046			6,482,697	[d]	7,121,730

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 19.0% (continued)
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			26,734,678	[d]	27,278,221
2.00%, 7/1/2050-9/1/2050			22,300,208	[d]	23,047,141
2.50%, 9/1/2050			6,230,367	[d]	6,568,185
3.00%, 10/1/2030-11/1/2049			36,944,776	[d]	39,364,526
3.50%, 2/1/2027-4/1/2049			39,750,322	[d]	42,818,427
4.00%, 6/1/2048-6/1/2049			7,196,642	[d]	7,741,765
4.50%, 8/1/2048-1/1/2049			10,839,741	[d]	11,904,604
Government National Mortgage Association II:
2.00%, 10/20/2050			9,792,653		10,183,786
2.50%, 11/20/2046-10/20/2050			18,471,795		19,478,605
3.00%, 8/20/2046-12/20/2048			18,546,346		19,571,592
4.00%, 1/20/2048			2,149,154		2,326,074
4.50%, 7/20/2048			4,627,795		5,037,900
				302,511,187
U.S. Treasury Securities - 19.0%
U.S. Treasury Bonds	1.13	5/15/2040	58,915,000		53,934,841
U.S. Treasury Bonds	1.38	8/15/2050	24,595,300		21,983,971
U.S. Treasury Bonds	1.63	11/15/2050	5,977,600		5,683,390
U.S. Treasury Bonds	3.13	2/15/2042	22,325,500		28,267,920
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.22%	0.30	7/31/2021	65,533,000	[b]	65,601,096
U.S. Treasury Notes	0.25	10/31/2025	3,876,200		3,849,400
U.S. Treasury Notes	0.38	9/30/2027	289,000		282,701
U.S. Treasury Notes	0.50	8/31/2027	2,473,000		2,441,701
U.S. Treasury Notes	0.50	6/30/2027	20,561,500		20,346,247
U.S. Treasury Notes	0.50	4/30/2027	5,454,000		5,408,621
U.S. Treasury Notes	0.63	8/15/2030	55,120,100		52,958,359
U.S. Treasury Notes	0.88	11/15/2030	10,233,500		10,042,421
U.S. Treasury Notes	1.75	12/31/2026	21,880,600		23,373,780
U.S. Treasury Notes	2.38	4/30/2026	7,702,900		8,463,561
				302,638,009
Utilities - 4.7%
AES Gener, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	4,081,556
AES Panama Generation Holdings, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	2,191,918
Appalachian Power, Sr. Unscd. Notes, Ser. Z	3.70	5/1/2050	2,025,000		2,307,779
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,409,424
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		2,011,804
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		218,833
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		109,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
Utilities - 4.7% (continued)
CMS Energy, Jr. Sub. Notes	3.75	12/1/2050	1,186,000		1,215,650
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		2,085,193
Consorcio Transmantaro, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	860,305
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,343,572
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,591,050
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		395,316
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,258,550
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,604,099
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	209,081
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	353,206
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,839,613
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		206,058
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		101,782
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		6,828,656
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		428,828
FirstEnergy, Sr. Unscd. Notes, Ser. C	5.35	7/15/2047	1,379,000		1,670,061
Florida Power & Light, First Mortgage Bonds	2.85	4/1/2025	3,726,000		4,051,821
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000	[a]	2,078,282
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,506,642
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,712,774
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000	[c]	138,187
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,477,673
Northern States Power, First Mortgage Bonds	2.60	6/1/2051	6,718,000		6,815,566
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000		2,093,224
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000		2,496,721
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,697,833
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000		391,454
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,185,028
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	550,000		825,406

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.3% (continued)
Utilities - 4.7% (continued)
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000	112,040
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000	257,541
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a] 159,147
				74,321,206
Total Bonds and Notes (cost $1,519,339,715)			1,582,540,387
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,660,395)	0.08		1,660,395	[e] 1,660,395
Total Investments (cost $1,521,000,110)			99.4%	1,584,200,782
Cash and Receivables (Net)			0.6%	9,561,743
Net Assets			100.0%	1,593,762,525

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $358,446,885 or 22.49% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	49,500,298	-	49,500,298
Collateralized Loan Obligations	-	26,116,948	-	26,116,948
Commercial Mortgage-Backed	-	22,680,177	-	22,680,177
Corporate Bonds	-	852,388,667	-	852,388,667
Foreign Governmental	-	18,826,131	-	18,826,131
Investment Companies	1,660,395	-	-	1,660,395
Municipal Securities	-	7,878,970	-	7,878,970
U.S. Government Agencies Mortgage-Backed	-	302,511,187	-	302,511,187
U.S. Treasury Securities	-	302,638,009	-	302,638,009
Other Financial Instruments:
Futures††	4,633,754	-	-	4,633,754
Liabilities ($)
Other Financial Instruments:
Futures††	(360,569)	-	-	(360,569)

† See Statement of Investments for additional detailed categorizations, if any.

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	620	3/22/2021	85,200,924	84,959,375	(241,549)
U.S. Treasury Long Bond	147	3/22/2021	24,827,334	24,801,656	(25,678)
Futures Short
U.S. Treasury 5 Year Notes	955	3/31/2021	120,117,283	120,210,625	(93,342)
U.S. Treasury Ultra Long Bond	492	3/22/2021	104,966,573	100,721,625	4,244,948
Ultra 10 Year U.S. Treasury Notes	265	3/22/2021	41,153,260	40,764,454	388,806
Gross Unrealized Appreciation				4,633,754
Gross Unrealized Depreciation				(360,569)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2021, accumulated net unrealized appreciation on investments was $63,200,672, consisting of $72,008,039 gross unrealized appreciation and $8,807,367 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.